                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2007

1      William Blair Funds
       222 West Adams Street
       Chicago, IL 60606

2      [X]

3      811-5344

4(a)   December 31, 2007

4(b)

4(c)

5

          (i)                                 $6,114,705,869
         (ii)                $3,710,175,646
        (iii)                             0
         (iv)                             0   $3,710,175,646
          (v)                                 $2,404,530,223
         (vi)                             0
        (vii)                                        0.00393%
        (viii)                                $    94,498.04

6      Not applicable

7

8

9      [X] wire transfer

by     Terence M. Sullivan
       Treasurer

       February 27, 2008

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                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2007

Sales                                               Shares         Amount
---------------------------------------        -------------   --------------
Growth Fund                                1       9,331,687   $  116,201,538
Ready Reserves Fund                        2   1,130,709,404   $1,130,709,404
Income Fund                                3       4,980,876   $   47,968,956
International Growth Fund                  4      63,268,369   $1,936,693,210
Value Discovery Fund                       5       1,740,459   $   28,653,196
Tax-Managed Growth Fund                    6          85,133   $      985,666
Large Cap Growth Fund                      7       3,241,515   $   23,670,998
Small Cap Growth Fund                      8      10,948,327   $  289,096,785
Institutional International Growth Fund    9       9,487,700   $  189,014,631
Small-Mid Cap Growth Fund                 10       2,408,733   $   33,865,915
International Equity Fund                 11       7,523,637   $  125,416,059
Insitutional International Equity Fund    12       1,042,459   $   16,130,410
Emerging Markets Growth Fund              13       9,023,851   $  192,579,148
International Small Cap Growth Fund       14      12,915,528   $  188,785,465
Mid Cap Growth Fund                       15       2,190,298   $   25,022,960
Bond Fund                                 16       6,805,801   $   67,764,055
Global Growth Fund                        17       4,631,302   $   46,236,681
                                               -------------   --------------
Total                                          1,280,335,080   $4,458,795,077
                                               =============   ==============

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Reinvestments                                Shares         Amount
---------------------------------------   -----------   --------------
Growth Fund                                 2,707,189   $   31,770,256
Ready Reserves Fund                        58,646,252   $   58,646,252
Income Fund                                 1,219,864   $   11,601,749
International Growth Fund                  28,838,973   $  814,446,734
Value Discovery Fund                        1,073,017   $   12,168,244
Tax-Managed Growth Fund                           701   $        8,658
Large Cap Growth Fund                           1,643   $       12,495
Small Cap Growth Fund                       2,829,838   $   65,190,606
Institutional International Growth Fund    17,810,884   $  329,679,466
Small-Mid Cap Growth Fund                     829,333   $   10,903,305
International Equity Fund                   1,832,972   $   29,403,512
Insitutional International Equity Fund      4,229,442   $   61,200,031
Emerging Markets Growth Fund                9,545,254   $  201,804,983
International Small Cap Growth Fund         1,883,506   $   25,292,851
Mid Cap Growth Fund                           190,691   $    2,160,140
Bond Fund                                     162,086   $    1,606,259
Global Growth Fund                              1,595   $       15,251
                                          -----------   --------------
Total                                     131,803,241   $1,655,910,792
                                          ===========   ==============

Total sales and reinvestments                  Shares         Amount
---------------------------------------   -------------   --------------
Growth Fund                                  12,038,876   $  147,971,794
Ready Reserves Fund                       1,189,355,656   $1,189,354,368
Income Fund                                   6,200,740   $   59,570,705
International Growth Fund                    92,107,342   $2,751,139,944
Value Discovery Fund                          2,813,476   $   40,821,440
Tax-Managed Growth Fund                          85,834   $      994,324
Large Cap Growth Fund                         3,243,158   $   23,683,493
Small Cap Growth Fund                        13,778,165   $  354,287,391
Institutional International Growth Fund      27,298,584   $  518,694,097
Small-Mid Cap Growth Fund                     3,238,066   $   44,769,220
International Equity Fund                     9,356,609   $  154,819,571
Insitutional International Equity Fund        5,271,902   $   77,330,441
Emerging Markets Growth Fund                 18,569,105   $  394,384,131
International Small Cap Growth Fund          14,799,034   $  214,078,316
Mid Cap Growth Fund                           2,380,989   $   27,183,100
Bond Fund                                     6,967,887   $   69,370,314
Global Growth Fund                            4,632,898   $   46,251,932
                                          -------------   --------------
                                          1,412,138,321   $6,114,705,869
                                          =============   ==============

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Redemptions (net of any redemption fee)        Shares         Amount
---------------------------------------   -------------   --------------
Growth Fund                                   3,784,031   $   47,013,366
Ready Reserves Fund                         985,413,064   $  985,413,064
Income Fund                                  14,793,821   $  141,260,483
International Growth Fund                    42,535,534   $1,289,183,105
Value Discovery Fund                          7,678,140   $  128,301,392
Tax-Managed Growth Fund                          66,808   $      774,017
Large Cap Growth Fund                         1,734,307   $   12,633,676
Small Cap Growth Fund                        16,572,963   $  431,486,577
Institutional International Growth Fund      12,301,612   $  268,777,455
Small-Mid Cap Growth Fund                       934,224   $   13,346,067
International Equity Fund                     4,265,950   $   70,697,163
Insitutional International Equity Fund        6,062,762   $   94,625,950
Emerging Markets Growth Fund                  7,374,979   $  170,542,867
International Small Cap Growth Fund           3,463,695   $   51,140,569
Mid Cap Growth Fund                             276,107   $    3,252,560
Bond Fund                                       141,790   $    1,413,127
Global Growth                                    31,714   $      314,208
                                          -------------   --------------
Total                                     1,107,431,501   $3,710,175,646
                                          =============   ==============

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Net sales and reinvestments                  Shares         Amount
---------------------------------------   -----------   --------------
Growth Fund                                 8,254,845   $  100,958,428
Ready Reserves Fund                       203,942,592   $  203,942,592
Income Fund                                (8,593,081)    ($81,689,778)
International Growth Fund                  49,571,808   $1,461,956,839
Value Discovery Fund                       (4,864,664)    ($87,479,952)
Tax-Managed Growth Fund                        19,026   $      220,307
Large Cap Growth Fund                       1,508,851   $   11,049,817
Small Cap Growth Fund                      (2,794,798)    ($77,199,186)
Institutional International Growth Fund    14,996,972   $  249,916,642
Small-Mid Cap Growth Fund                   2,303,842   $   31,423,153
International Equity Fund                   5,090,659   $   84,122,408
Insitutional International Equity Fund       (790,860)    ($17,295,509)
Emerging Markets Growth Fund               11,194,126   $  223,841,264
Interantional Small Cap Growth Fund        11,335,339   $  162,937,747
Mid Cap Growth Fund                         2,104,882   $   23,930,540
Bond Fund                                   6,826,097   $   67,957,187
Global Growth Fund                          4,601,184   $   45,937,724
                                          -----------   --------------
Total                                     304,706,820   $2,404,530,223
                                          ===========   ==============
                                                               0.00393%
                                                        --------------
                                                        $    94,498.04
                                                        ==============